Revenue	6 Months Ended
Dec. 31, 2022
Disclosure of revenue from contracts with customers [Abstract]
Revenue	Revenue
Set out below is the disaggregation of the Group’s revenue from contracts with customers by geographical market, based on where the service is being delivered to:

	Six months Ended December 31
	2022 £’000	2021 £’000
UK	158,700	125,471
North America	135,088	108,664
Europe	89,430	62,834
Rest of the world	18,192	8,164
Total	401,410	305,133
The Group's revenue by industry sector is as follows:

	Six months Ended December 31
	2022 £’000	2021 £’000
Payments and Financial Services	210,639	154,020
TMT(1)	88,908	75,822
Other	101,863	75,291
Total	401,410	305,133
(1) Technology, Media and Telecommunications ("TMT")